(Vanguard Russell 1000 Value Index Fund ETF) (Vanguard Russell 1000 Value Index Fund)	12 Months Ended
Aug. 31, 2011
Vanguard Russell 1000 Value Index Fund - Institutional Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.01%
Vanguard Russell 1000 Value Index Fund - ETF Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.01%